Long-Term Debt - Revolving Line of Credit (Details) $ in Thousands	Dec. 27, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jul. 07, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 08, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt
Total long-term debt					$ 16,316		$ 41,212	$ 31,744
Credit Agreement | Revolving Credit Facility | Line of Credit
Long-Term Debt
Amount exceeding borrowing base			$ 500
Debt periodic payment, principal			1,000
Credit Agreement | East West Bank
Long-Term Debt
Borrowing capacity				$ 10,000
Additional incremental borrowing capacity				$ 5,000
Spread on variable rate (as percent)				0.10%
Interest rate (as percent)				3.00%
Minimum loan rate to be maintained on loan effective rate (as percent)				0.50%
Percentage of interest rate added to loan rate in the event of default (as percent)				5.00%
Value of eligible accounts to the aggregate amount of all outstanding advances ratio				2.0
2024 Credit Agreement | Revolving Credit Facility | Line of Credit
Long-Term Debt
Borrowing capacity	$ 5,000					$ 5,000
Debt periodic payment, principal			$ 1,000
Ratio of eligible accounts to the aggregate amount of credit advances			1.00				1.00
Line of credit facility, prepayments	5,000
Loan proceeds	4,000
Line of credit facility, out of pocket prepayments	1,000
Unrestricted cash	750
Fees paid to third parties	$ 100	$ 100
Total long-term debt						$ 3,600
2024 Credit Agreement | Revolving Credit Facility | Line of Credit | On or Before January 15, 2025
Long-Term Debt
Debt periodic payment, principal			$ 1,000
2024 Credit Agreement | Revolving Credit Facility | Line of Credit | On or Before April 15, 2025
Long-Term Debt
Debt periodic payment, principal			$ 2,000
Credit Agreement | Revolving Credit Facility | Line of Credit
Long-Term Debt
Deferred finance costs							$ 100
Total long-term debt					$ 0		$ 3,700	$ 3,000